Interests in associates and joint ventures - Share of profit (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of associates [line items]
Share of profit in associates and joint ventures	$ 1,651	$ 1,626
Bank of Communications Co., Limited
Disclosure of associates [line items]
Share of profit in associates and joint ventures	1,260	1,257
Less: Impairment of interest in BoCom	1,000	0	$ 0
Saudi Awwal Bank
Disclosure of associates [line items]
Share of profit in associates and joint ventures	345	317
Other associates and joint ventures
Disclosure of associates [line items]
Share of profit in associates and joint ventures	$ 46	$ 52